UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    November 12, 2009

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		75

Form 13F Information Table Value Total:		$82,438,000

List of Other Included Managers:

NONE

                               TITLE                     VALUE     SHARES/      SHRS/       INVS
NAME OF ISSUER               OF CLASS       CUSIP      (x$1000)      PRN         PRN        DSCR
-------------------------------------------------------------------------------------------------------
3M Company                      COM       88579Y101           804       10900   SHRS        SOLE
Abbott Laboratories             COM       002824100           886       17900   SHRS        SOLE
Aflac Inc                       COM       001055102           690       16150   SHRS        SOLE
Allergan Inc.                   COM       001849010          1646       29000   SHRS        SOLE
American Movil SA               ADR       02364W105           756       17250   SHRS        SOLE
American Tower Corp             COM       029912201          1820       50000   SHRS        SOLE
Apache Corp                     COM       037411105           698        7600   SHRS        SOLE
Apple Corp.                     COM       03783310            338        1825   SHRS        SOLE
Becton Dickinson & Co           COM       075887109           795       11400   SHRS        SOLE
Burlington Northern Sante Fe    COM       12189T104           878       11000   SHRS        SOLE
CenturyLink                     COM       156700106           601       17900   SHRS        SOLE
China Mobile LTD                ADR       16941M10            796       16200   SHRS        SOLE
Cisco Systems Inc.              COM       17275R102          2443      103800   SHRS        SOLE
Cognizant Tech Solutions        COM       192466102          1009       26100   SHRS        SOLE
Colgate-Palmolive               COM       194162103          1056       13850   SHRS        SOLE
Consol Energy Inc               COM       20854P109          1541       34150   SHRS        SOLE
Copano Energy                   COM       217202100           191       10500   SHRS        SOLE
Covance Inc                     COM       222816100          2041       37700   SHRS        SOLE
CVS Corporation Delaware        COM       126650100          1122       31400   SHRS        SOLE
Danaher Corporation             COM       235851102           539        8000   SHRS        SOLE
Diageo PLC ADR                  ADR       386090302          1491       24250   SHRS        SOLE
Eaton Corporation               COM       278058102          1021       18050   SHRS        SOLE
Ecolab Inc.                     COM       278865100          2580       55800   SHRS        SOLE
EMC Corporation                 COM       268648102          2675      157000   SHRS        SOLE
Emerson Electric Company        COM       291011104           962       24000   SHRS        SOLE
Encana Corporation              ADR       292505104          1005       17450   SHRS        SOLE
Express 1 Expidited Solution    COM       815801105            28       29000   SHRS        SOLE
FedEx Corp                      COM       31428X106           888       11800   SHRS        SOLE
Fiserv Inc. Wisc.               COM       337738108          1299       26950   SHRS        SOLE
Flowserve Corporation           COM       34354P105           409        4150   SHRS        SOLE
Fluor Corp.                     COM       343861100           747       14700   SHRS        SOLE
Foster Wheeler New Ord          COM       G36535139           284        8900   SHRS        SOLE
Freeport McMoran Copper A       COM       35671D857          1135       16550   SHRS        SOLE
Gamestop Corp Cl A              COM       36467W109           582       22000   SHRS        SOLE
General Cable Corp              COM       369300108          1178       30100   SHRS        SOLE
General Electric                COM       369604103           393       23925   SHRS        SOLE
Genzyme Corp                    COM       372917104           448        7900   SHRS        SOLE
Hewlett-Packard Company         COM       428236103          1872       39650   SHRS        SOLE
Honda Motor Co LTD              ADR       438128308           627       20700   SHRS        SOLE
HSBC Holdings PLC               ADR       404280406           317        5521   SHRS        SOLE
J.P. Morgan Chase & Co.         COM       46625H100           638       14560   SHRS        SOLE
Johnson & Johnson               COM       478160104          1504       24700   SHRS        SOLE
Lubrizol Corporation            COM       549271104           979       13700   SHRS        SOLE
Marsh and McClennan Cos.        COM       571748102          1014       41000   SHRS        SOLE
MasterCard                      COM       57636Q104          2011        9950   SHRS        SOLE
McDonalds                       COM       580135101           591       10350   SHRS        SOLE
Microsoft Corporation           COM       594918104          1626       63200   SHRS        SOLE
Monsanto                        COM       61166W101          2329       30087   SHRS        SOLE
Nike Inc                        COM       654106103          1449       22400   SHRS        SOLE
Norfolk Southern Corp           COM       655844108           901       20900   SHRS        SOLE
Novartis A G Spon ADR           ADR       66987V109          1446       28700   SHRS        SOLE
NYSE Group Inc                  COM       62949W10           2095       72500   SHRS        SOLE
Occidental Petroleum            COM       674599105           212        2700   SHRS        SOLE
Paincare Holdings Inc           COM       69562E104             1       12050   SHRS        SOLE
PepsiCo Inc.                    COM       713448108          2088       35600   SHRS        SOLE
Petroleo Brasileiro ADR         ADR       71654V408           445        9700   SHRS        SOLE
Procter & Gamble                COM       742718109          1952       33700   SHRS        SOLE
Prudential Financial Inc        COM       744320102           279        5600   SHRS        SOLE
Qualcomm Inc                    COM       747525103           306        6800   SHRS        SOLE
Research In Motion LTD          ADR       760975102           737       10900   SHRS        SOLE
Roche Hldg LTD                  ADR       771195104          1141       28100   SHRS        SOLE
Schlumberger LTD                COM       806857108          1719       28850   SHRS        SOLE
Schwab Charles Corp             COM       808513105          2225      116200   SHRS        SOLE
Steel Dynamics, Inc.            COM       858119100           466       30400   SHRS        SOLE
Stryker Corp                    COM       863667101           981       21600   SHRS        SOLE
Supreme Industries, Inc.        COM       868607102            26       10812   SHRS        SOLE
Thermo Fisher Scientific        COM       883556102          1956       44800   SHRS        SOLE
Transocean                      COM       893817106           641        7498   SHRS        SOLE
United Technologies Corp.       COM       913017109           829       13600   SHRS        SOLE
Vale SA                         ADR       204412209          1494       64600   SHRS        SOLE
Verizon Communications          COM       92343V104          2104       69500   SHRS        SOLE
VF Corporation                  COM       918204108          2828       39050   SHRS        SOLE
Waste Management Inc            COM       94196L109          1580       53000   SHRS        SOLE
Wells Fargo & Co                COM       949746101           504       17900   SHRS        SOLE
XTO Energy                      COM       98385X106           745       18025   SHRS        SOLE